THE ADAMS EXPRESS COMPANY
---------------------------------------------------------

BOARD OF DIRECTORS

Enrique R. Arzac(1,3)            Augustine R. Marusi(1,3)
Allan Comrie(1,3)                W. Perry Neff(3,4)
Daniel E. Emerson(2,4)           Douglas G. Ober(1)
Thomas H. Lenagh(2,4)            Landon Peters(1,2)
W.D. MacCallan(1,3)              John J. Roberts(1,4)
              Robert J.M. Wilson(2,4)

1. MEMBER OF EXECUTIVE COMMITTEE
2. MEMBER OF AUDIT COMMITTEE
3. MEMBER OF COMPENSATION COMMITTEE
4. MEMBER OF RETIREMENT COMMITTEE

OFFICERS

Douglas G. Ober                CHAIRMAN AND
                                  CHIEF EXECUTIVE OFFICER
Joseph M. Truta                PRESIDENT
Richard F. Koloski             EXECUTIVE VICE PRESIDENT
Richard B. Tumolo              VICE PRESIDENT--RESEARCH
Simeon F. Wooten, III          VICE PRESIDENT--RESEARCH
Maureen A. Jones               VICE PRESIDENT AND TREASURER
Lawrence L. Hooper, Jr.        SECRETARY AND
                                  GENERAL COUNSEL
Dana M. Cannon                 ASSISTANT TREASURER
Geraldine H. Stegner           ASSISTANT SECRETARY

                        ----------
                        STOCK DATA
                        ----------

Price (3/31/98)                          $27.6875
Net Asset Value (3/31/98)                $32.27
Discount:                                 14.2%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX

Newspaper stock listings are generally under the abbreviation:
   AdaEx

                   ---------------------
                   DISTRIBUTIONS IN 1998
                   ---------------------

From Investment Income                    $0.19
  (paid or declared)
From Net Realized Gains                    0.05
                                          -----
    Total                                 $0.24
                                          =====

                 ---------------------------
                 1998 DIVIDEND PAYMENT DATES
                 ---------------------------

                        March 1, 1998
                        June 1, 1998
                        September 1, 1998*
                        December 27, 1998*
                 *Anticipated

[Recycled Logo] Printed on recycled paper



                FIRST QUARTER REPORT
---------------------------------------------------------
                    MARCH 31, 1998





             [ADAMS EXPRESS COMPANY LOGO](R)




               BUILDING FOR THE FUTURE
              WITH SOLID INVESTMENTS(R)

                             LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------

We are pleased to submit the financial statements of the Company for the three months ended March 31, 1998. In addition, there is a schedule of investments provided along with other financial information.

Net assets of the Company at March 31, 1998 were $32.27 per share, as compared with $28.51 per share at December 31, 1997 on the 49,949,239 shares outstanding on each date. The total return on net assets (with reinvestment of income and capital gains distributions) for the period was 13.7%. On March 1, 1998, a distribution of $0.12 per share was paid consisting of $0.05 from 1997 long-term capital gain, $0.02 from 1997 investment income and $0.05 from 1998 investment income. All are taxable in 1998. A regular 1998 investment income dividend of $0.12 per share has been declared to shareholders of record May 20, 1998, payable June 1, 1998.

Net investment income for the three months ended March 31, 1998 amounted to $5,142,683, compared with $4,948,637 for the same period in 1997. These earnings are equal to $0.10 and $0.10, respectively, per share, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 1998 amounted to $22,878,320, the equivalent of $0.46 per share.

The Annual Shareholders Meeting was held on March 31, 1998 in Houston, Texas. The results of the voting at the meeting are shown on page 10. Upon conclusion of the business portion of the meeting, management reviewed the portfolio's performance in 1997 and discussed the outlook for the future.

The Company is an internally-managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ Douglas G. Ober        /s/ Joseph M. Truta
___________________        ___________________
Douglas G. Ober,           Joseph M. Truta,

Chairman and Chief         President
Executive Officer

April 17, 1998

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                           March 31, 1998 (unaudited)


Assets
Investments* at value:
   Common stocks and convertible securities
     (cost $720,771,908)                                                        $1,529,386,964
   Non-controlled affiliate, Petroleum & Resources
     Corporation (cost $22,153,015)                                                 44,748,828
   Short-term investments (cost $35,645,421)                                        35,645,421   $1,609,781,213
----------------------------------------------------------------------------------------------
Cash                                                                                                    120,955
Receivables:
   Investment securities sold                                                                         2,801,221
   Dividends and interest                                                                             2,195,768
Prepaid expenses and other assets                                                                     3,924,360
---------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                1,618,823,517
---------------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                       2,035,338
Open option contracts at value (proceeds $1,220,091)                                                  1,357,188
Accrued expenses                                                                                      3,338,736
---------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               6,731,262
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                                                 $1,612,092,255
===============================================================================================================
Net Assets
Common Stock at par value $1.00 per share, authorized 75,000,000
 shares; issued and outstanding 49,949,239 shares                                                $   49,949,239
Additional capital surplus                                                                          704,167,465
Undistributed net investment income                                                                   3,468,058
Undistributed net realized gain on investments                                                       23,433,721
Unrealized appreciation on investments                                                              831,073,772
---------------------------------------------------------------------------------------------------------------
      Net Assets Applicable to Common Stock                                                      $1,612,092,255
===============================================================================================================
      Net Asset Value Per Share of Common Stock                                                          $32.27
===============================================================================================================

*See Schedule of Investments on pages 6 through 8.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                 Three Months Ended March 31, 1998 (unaudited)


Investment Income
   Income:
      Dividends:
         From unaffiliated issuers                                                                 $ 4,993,037
         From non-controlled affiliate                                                                 137,468
      Interest                                                                                       1,310,455
---------------------------------------------------------------------------------------------------------------
         Total income                                                                                6,440,960
---------------------------------------------------------------------------------------------------------------
   Expenses:
      Investment research                                                                              678,644
      Administration and operations                                                                    265,221
      Directors' fees                                                                                   51,750
      Reports and stockholder communications                                                            67,305
      Transfer agent, registrar and custodian expenses                                                  52,186
      Auditing services                                                                                 15,291
      Legal services                                                                                    12,061
      Occupancy and other office expenses                                                               66,232
      Travel, telephone and postage                                                                     31,393
      Other                                                                                             58,194
---------------------------------------------------------------------------------------------------------------
         Total expenses                                                                              1,298,277
---------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                                       5,142,683
---------------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
   Net realized gain on security transactions                                                       22,786,674
   Net realized gain distributed by regulated investment company (non-controlled affiliate)             91,646
   Change in unrealized appreciation on investments                                                165,894,736
---------------------------------------------------------------------------------------------------------------
         Net Gain on Investments                                                                   188,773,056
---------------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                                    $193,915,739
===============================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Three Months       Year Ended
                                                                            Ended March 31, 1998  Dec. 31, 1997
                                                                            --------------------  -------------
                                                                                 (unaudited)
From Operations:
   Net investment income                                                       $    5,142,683   $   20,784,601
   Net realized gain on investments                                                22,878,320       71,696,127
   Change in unrealized appreciation on investments                               165,894,736      242,729,911
---------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                              193,915,739      335,210,639
---------------------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
   Net investment income                                                           (3,496,447)     (21,136,073)
   Net realized gain from investment transactions                                  (2,497,462)     (73,015,523)
---------------------------------------------------------------------------------------------------------------
      Decrease in net assets from distributions                                    (5,993,909)     (94,151,596)
---------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
   Value of common shares issued in payment of optional distributions                 -0-           44,350,986
---------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                187,921,830      285,410,029

Net Assets:
   Beginning of period                                                          1,424,170,425    1,138,760,396
---------------------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment
     income of $3,468,058 and $1,821,822, respectively)                        $1,612,092,255   $1,424,170,425
===============================================================================================================

The accompanying notes are an integral part of the financial statements.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments are valued at amortized cost. Options are valued at the last sale price or last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to share holders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 1998 was $779,440,368, and net unrealized appreciation aggregated $831,560,936, of which the related gross unrealized appreciation and depreciation were $838,078,661 and $6,517,725, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 1998 were $52,982,813 and $61,892,040, respectively. Option transactions comprised an insignificant portion of operations during the period ended March 31, 1998. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. No purchases were made during the three months ended March 31, 1998.

The Company has 10,000,000 unissued preferred shares without par value.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,050,000 shares of the Company's common stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the optionees to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender. Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 1998, 312,118 options were outstanding, with a weighted average exercise price of $13.6549 per share. During the three months ended March 31, 1998, the Company granted options including stock appreciation rights for 28,368 shares of common stock with an exercise price of $25.375; stock appreciation rights relating to 22,749 stock option shares were exercised at a weighted average market price of $24.1480 per share and the stock options relating to those rights, which had a weighted average exercise price of $13.0479 per share, were cancelled. At March 31, 1998, there were outstanding exercisable options to purchase 68,744 common shares at $6.4350-$15.6675 per share (weighted average price of $11.1900), and unexercisable options to purchase 248,993 common shares at $11.715-$25.325 per share (weighted average price of $15.6728). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 5.5166 years and 7.1264 years, respectively. Total compensation expense recognized for the three months ended March 31, 1998 related to the stock options and stock appreciation rights plan was $497,743. At March 31, 1998, there were 895,119 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 36 months of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets consist primarily of investments in mutual funds.

The actuarially computed net pension cost credit for the three months ended March 31, 1998 was $126,501, and consisted of service expense of $45,369, interest expense of $82,293, expected return on plan assets of $191,836, and a net amortization credit of $62,327.

In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted-average discount rate and the expected rate of annual compensation increases were 7.0%, and the expected long-term rate of return on plan assets was 8.0%.

On January 1, 1998, the accumulated benefit obligation, including vested benefits, was $2,956,682. The fair value of the plan assets was $10,137,850 and the projected benefit obligation for service rendered to date was $3,809,875, which resulted in excess plan assets of $6,327,975. The remaining components of prepaid pension cost at January 1, 1998 included $2,235,823 in unrecognized net gain, $432,583 in unrecognized prior service cost and $383,688 is the remaining portion of the unrecognized net asset existing at January 1, 1988, which is being amortized

--------------------------------------------------------------------------------

over 15 years. Prepaid pension cost included in other assets at March 31, 1998 was $3,734,076.

In addition, the Company has a nonqualified unfunded benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at March 31, 1998 for employees and former employees of the Company was $3,206,234. Aggregate remuneration paid or accrued during the three months ended March 31, 1998 to officers and directors amounted to $849,814.

Research, accounting and other office services provided to and reimbursed by the Company's non-controlled affiliate, Petroleum & Resources Corporation, amounted to $116,627 for the three months ended March 31, 1998.

7. Portfolio Securities

Loaned The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit, the value of which exceeds the market value of such loaned securities. The Company receives compensation for lending securities in the form of fees. The Company continues to receive dividends on the securities loaned. At March 31, 1998, the value of security loans outstanding was $52,824,525.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          Three Months Ended
                                        -----------------------
                                              (unaudited)
                                        March 31,     March 31,                    Year Ended December 31
                                                                  ---------------------------------------------------------
                                           1998         1997        1997        1996       1995      1994      1993
                                           ----         ----        ----        ----       ----      ----      ----
Per Share Operating Performance
Net asset value, beginning of period      $28.51       $23.71      $23.71      $21.36     $17.98    $19.78    $20.48
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.10         0.10        0.43        0.52       0.50      0.51      0.48
Net realized gains and change in
   unrealized appreciation and other
   changes                                  3.78         0.11        6.33        3.55       4.54     (0.71)     1.18
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations            3.88         0.21        6.76        4.07       5.04     (0.20)     1.66
Less distributions
Dividends from net investment
   income                                  (0.07)       (0.03)      (0.44)      (0.52)     (0.52)    (0.50)    (0.45)
Distributions from net realized gains      (0.05)       (0.09)      (1.52)      (1.20)     (1.14)    (1.10)    (1.18)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                        (0.12)       (0.12)      (1.96)      (1.72)     (1.66)    (1.60)    (1.63)
Dilution resulting from the rights
   offering                                --           --          --          --         --        --        (0.73)
Net asset value, end of period            $32.27       $23.80      $28.51      $23.71     $21.36    $17.98    $19.78
===========================================================================================================================
Per share market price, end of period     $27.6875     $20.25      $24.1875    $19.75     $18.50    $15.625   $17.875
Total Investment Return
Based on market price                      15.0%         3.1%       33.1%       16.4%      29.5%     (3.7)%    (2.7)%
Ratios/Supplemental Data
Net assets, end of period (in 000's)   $1,612,092   $1,143,211  $1,424,170  $1,138,760   $986,231  $798,298  $840,610
Ratio of expenses to average
   net assets                               0.35%+       0.40%+      0.39%       0.34%      0.46%     0.33%     0.36%
Ratio of net investment income to
   average net assets                       1.37%+       1.70%+      1.61%       2.30%      2.51%     2.65%     2.33%
Portfolio turnover                         14.45%+      22.01%+     17.36%      19.60%     23.98%    19.23%    21.40%
Average brokerage commission rate          $0.06        $0.06       $0.06       $0.07      --        --        --
Number of shares outstanding at
   end of period (in 000's)                49,949       48,037      49,949      48,037     46,166    44,390    42,498

---------
+ RATIOS PRESENTED ON AN ANNUALIZED BASIS.

   -----------------------------------------------------------------------------
   This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report.
   -----------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                           March 31, 1998 (unaudited)

                                          Prin. Amt.
                                          or Shares     Value(A)
                                          ---------     --------
Stocks And Convertible
   Securities -- 97.7%
 Basic Materials -- 2.8%
   Consolidated Papers, Inc.               100,000   $  6,400,000
   du Pont (E.I.) de
      Nemours & Co.                        250,000     17,000,000
   Inco Ltd. 5.75% Conv.
      Debs. due  2004                   $4,000,000      3,930,000
   Mead Corp.                              155,000      5,550,937
   Olin Corp.                              250,000     11,734,375
                                                     ------------
                                                       44,615,312
                                                     ------------
 Capital Goods  -- 10.1%
   Boeing Co.                              198,400     10,341,600
   Caterpillar Inc.                        270,000     14,866,875
   Corning, Inc.                           110,000      4,867,500
   Deere & Co.                             260,000     16,103,750
   Dover Corp.                             260,000      9,880,000
   Emerson Electric Co.                     73,000      4,758,687
   General Electric Co.                    655,000     56,452,813
   The BFGoodrich Co.                      110,000      5,616,875
   Minnesota Mining &
      Manufacturing Co.                    200,000     18,200,000
   Pall Corp.                              450,000      9,675,000
   Rockwell International Corp.            215,000     12,335,625
                                                     ------------
                                                      163,098,725
                                                     ------------
 Consumer -- 15.9%
   Consumer Distribution -- 2.9%
   American Stores Co.                     257,000      6,682,000
   Borders Group, Inc. (B)                 195,000      6,642,187
   Dillard Department Stores, Inc.         200,000      7,387,500
   Penney (J.C.) Co., Inc.                 200,000     15,137,500
   Polo Ralph Lauren Corp. (B)             125,000      3,757,812
   Tiffany & Co.                           150,000      7,303,125
                                                     ------------
                                                       46,910,124
                                                     ------------
   Consumer Services  -- 3.1%
   Cracker Barrel Old Country
      Store, Inc.                          320,000     12,800,000+
   McDonald's Corp.                        315,000     18,900,000
   Scandinavian Broadcasting
      System SA 7.25% Conv. Sub.
      Debs. due 2005                    $3,000,000      3,495,000+
   Time Warner Inc.                        135,000      9,720,000
   US WEST Media Group, Inc. (B)           150,000      5,212,500
                                                     ------------
                                                       50,127,500
                                                     ------------

                                          Prin. Amt.
                                          or Shares     Value(A)
                                          ---------     --------
   Consumer Staples --  9.9%
   Best Foods Inc.                         127,500   $ 14,901,563
   Campbell Soup Co.                       380,000     21,565,000
   Coca-Cola Co.                           170,000     13,164,375
   Corn Products International, Inc. (B)    31,875      1,143,516
   Fort James Corp.                        350,000     16,143,750
   Gillette Co.                            219,560     26,059,027
   Interstate Bakeries Corp.               138,000      4,502,250
   Kimberly-Clark Corp.                    340,000     17,042,500
   PepsiCo, Inc.                           320,000     13,660,000
   Procter & Gamble Co.                    230,000     19,406,250
   Ralston Purina
      7.00% SAILS due 2000                 180,000     11,362,500
                                                     ------------
                                                      158,950,731
                                                     ------------
 Energy -- 7.8%
   British Petroleum plc ADR               150,000     12,909,375
   Enron Corp. 6.25%
      Exch. Notes due 1998                 411,900      9,113,287
   Enron Corp.                             100,000      4,637,500
   MCN Energy Group Inc.                   400,000     14,950,000
   Mobil Corp.                             120,000      9,195,000
   Petroleum & Resources
      Corporation (C)                    1,145,570     44,748,828
   Royal Dutch Petroleum Co.               180,000     10,226,250
   Schlumberger Ltd.                        88,400      6,696,300
   Union Pacific Resources Group Inc.      275,102      6,568,060
   Unocal Capital Trust
     $3.125 Conv. Pfd.                     111,600      6,193,800+
                                                     ------------
                                                      125,238,400
                                                     ------------
 Financial -- 18.0%
   Banking -- 12.5%
   Associates First Capital Corp.
      Ser. A                               273,400     22,213,750
   Banc One Corp.                          330,000     20,872,500
   Federal Home Loan Mortgage Corp.        360,000     17,077,500
   Investors Financial Services Corp.      274,700     15,108,500+
   Mellon Bank Corp.                       330,000     20,955,000
   National City Corp.                      80,000      5,865,000
   NationsBank Corp.                       200,000     14,587,500
   Norwest Corp.                           660,000     27,431,250
   Peoples Heritage Financial Group        237,000     11,435,250+
   Provident Bankshares Corp.              275,624      9,750,199+
   Southwest Bancorp. of Texas, Inc. (B)   175,000      6,934,375
   Wachovia Corp.                          190,000     16,114,375
   Wilmington Trust Corp.                  210,000     13,938,750+
                                                     ------------
                                                      202,283,949
                                                     ------------

--------------------------------------------------------------------------------
                           March 31, 1998 (unaudited)

                                          Prin. Amt.
                                          or Shares     Value(A)
                                          ---------     --------
   Insurance -- 5.5%
   AMBAC Inc.                              379,600   $ 22,182,875
   American International Group, Inc.      270,000     34,003,125
   Reinsurance Group of America, Inc.      299,850     14,992,500
   Salomon Smith Barney Holdings, Inc.
      7.625% Exch. Notes due 1999 (D)      375,000     16,968,750
                                                     ------------
                                                       88,147,250
                                                     ------------
 Health Care -- 11.8%
   Drugs -- 7.8%
   ALZA Corp. (B)                          500,000     22,406,250
   Elan Corp., plc ADR (B)                 460,000     29,727,500
   Forest Laboratories, Inc. (B)           330,000     12,375,000
   Lilly (Eli) & Co.                       300,000     17,887,500
   Merck & Co., Inc.                       210,000     26,919,375
   SmithKline Beecham plc ADR              260,000     16,266,250
                                                     ------------
                                                      125,581,875
                                                     ------------
   Medical Supplies and Services -- 4.0%
   Abbott Laboratories                     240,000     18,075,000
   American Retirement Corp.
      5.75% Conv. Sub. Debs.
      due 2002                          $4,000,000      4,390,000
   American Retirement Corp. (B)           151,000      3,437,525
   Integrated Health Services, Inc.
      5.75% Conv. Sub. Debs. due 2001   $6,675,000      8,035,031
   Integrated Health Services, Inc.
      6% Conv. Sub. Debs. due 2003        $500,000        608,125
   Integrated Health Services, Inc.        165,000      6,486,563
   Life Technologies, Inc.                 307,500     11,838,750+
   ONCOR, Inc. (B)                         650,000      1,300,000
   Sunrise Assisted Living, Inc. (B)       250,000     11,187,500
                                                     ------------
                                                       65,358,494
                                                     ------------
 Technology -- 15.8%
   Communication Equipment  -- 5.0%
   Ericsson (L.M.) Telephone Co. 4.25%
      Conv. Sub. Debs. due 2000           $120,000        795,000+
   Ericsson (L.M.) Telephone Co. ADR       440,000     20,927,500+
   Lucent Technologies Inc.                 64,816      8,288,346
   Motorola, Inc. LYONs due 2009          $650,000        721,500
   Motorola, Inc.                          150,000      9,112,500
   Nokia Corp. Pfd. ADR                    150,000     16,190,625
   Northern Telecom Ltd.                   380,000     24,557,500
                                                     ------------
                                                       80,592,971
                                                     ------------
   Computer Related -- 8.4%
   Affiliated Computer Services, Inc. (B)   63,500      2,111,375
   Cisco Systems, Inc. (B)                 322,500     22,050,938
   DST Systems Inc. (B)                    400,000     21,025,000
   First Data Corp.                        343,980     11,179,350
   Hewlett-Packard Co.                     380,000     24,082,500
   IKON Office Solutions, Inc.             185,000      6,394,062
   QuickResponse Services, Inc. (B)        350,000     18,725,000+
   Sabre Group Holdings, Inc. (B)          300,000     10,762,500
   Sterling Commerce, Inc. (B)             400,000     18,550,000
                                                     ------------
                                                      134,880,725
                                                     ------------

                                          Prin. Amt.
                                          or Shares     Value(A)
                                          ---------     --------
   Electronics -- 2.4%
   Intel Corp.                             170,000 $   13,270,625+
   Solectron Corp. (B)                     600,000     25,350,000
                                                   --------------
                                                       38,620,625
                                                   --------------
 Transportation -- 3.2%
   Delta Air Lines, Inc.                   150,071     17,745,896
   FDX Corp. (B)                           260,000     18,492,500
   Illinois Central Corp.                    3,666        144,120
   Ryder System, Inc.                      400,000     15,200,000
                                                   --------------
                                                       51,582,516
                                                   --------------
 Utilities -- 12.1%
   Electric And Gas Utilities -- 5.2%
   Black Hills Corp.                       555,000     12,869,063
   CINergy Corp.                           300,000     11,062,500
   Endesa, S.A. ADR                        450,000     10,912,500
   LG&E Energy Corp.                       400,000     10,325,000
   New Century Energy                      250,000     12,593,750
   TECO Energy, Inc.                       300,000      8,475,000
   United Water Resources Inc.             563,500     10,178,219
   Washington Gas Light Co.                257,000      7,035,375
                                                   --------------
                                                       83,451,407
                                                   --------------
   Telephone Utilities -- 6.9%
   AirTouch Communications, Inc. (B)       200,000      9,787,500
   Ameritech Corp.                         310,000     15,325,625
   BellSouth Corp.                         220,000     14,836,250
   GTE Corp.                               250,000     14,968,750
   LCIInternational, Inc. (B)              460,000     17,710,000
   Nextel Communications Inc. (B)          120,000      4,050,000
   SBC Communications Inc.                 400,000     17,348,438
   WorldCom, Inc. (B)                      420,000     18,086,250
                                                   --------------
                                                      112,112,813
                                                   --------------
 Other -- 0.2%
   Stocks under accumulation                            2,582,375
                                                   --------------
 Total Stocks and Convertible
   Securities
   (Cost $742,924,924)(E)                           1,574,135,792
                                                   --------------

--------------------------------------------------------------------------------
                           March 31, 1998 (unaudited)


                                          Prin. Amt.       Value(A)
                                          ----------       --------
Short-Term Investments -- 2.2%
   U.S. Government Obligations -- 1.2%
   U.S. Treasury Bills,
      5.14%,
      due 5/28/98                         $20,000,000     $19,837,268
                                                       --------------
   Commercial Paper -- 1.0%
   Chevron USA,
      5.54%, due 4/9/98                     5,000,000       4,993,844
   Ford Motor Credit Corp.,
      5.55%, due 4/16/98                    1,800,000       1,795,838


                                          Prin. Amt.       Value(A)
                                          ----------       --------
   General Electric Capital Corp.,
      5.53-5.56%,
      due 4/2/98-4/16/98                 $ 9,031,000   $    9,018,471
                                                       --------------
                                                           15,808,153
                                                       --------------
Total Short-Term Investments
   (Cost $35,645,421)                                      35,645,421
                                                       --------------
Total Investments
   (Cost $778,570,345)                                  1,609,781,213
   Cash, receivables and other
      assets, less liabilities                              2,311,042
                                                       --------------
Net Assets-- 100.0%                                    $1,612,092,255
                                                       ==============
================================================================================
Notes:

(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the Toronto Stock Exchange except restricted securities and also those marked (+), which are traded "Over-the-Counter."
(B) Presently non-dividend paying.
(C) Non-controlled affiliate.
(D) Restricted security (Salomon Smith Barney Holdings, Inc. 7.625% Exch. Notes due 1999, acquired 5/8/96, cost $10,017,100).
(E) The aggregate market value of stocks held in escrow at March 31, 1998 covering open call contracts written was $28,700,938. In addition, the required aggregate market value of securities segregated by the custodian to collateralize open put option contracts written was $17,375,000.


                         HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                        Net         Dividends    Distributions
                                                                       Asset          from           from
                                                       Common          Value     Net Investment  Net Realized
                                     Value of          Shares           per          Income          Gains
Dec. 31                             Net Assets       Outstanding       Share        per Share      per Share
-------                             ----------       -----------       -----     --------------  -------------
1988...........................  $  455,825,580      28,295,508       $16.11          $.50           $1.32
1989...........................     550,091,129      29,982,939        18.35           .70            1.36
1990...........................     529,482,769      31,479,340        16.82           .66            1.06
1991...........................     661,895,779      32,747,497        20.21           .54            1.09
1992...........................     696,924,779      34,026,625        20.48           .46            1.16
1993...........................     840,610,252      42,497,665        19.78           .45            1.18
1994...........................     798,297,600      44,389,990        17.98           .50            1.10
1995...........................     986,230,914      46,165,517        21.36           .52            1.14
1996...........................   1,138,760,396      48,036,528        23.71           .52            1.20
1997...........................   1,424,170,425      49,949,239        28.51           .44            1.52
March 31, 1998 (unaudited).....   1,612,092,255      49,949,239        32.27           .19*            .05

------------
*paid or declared.

                   PRINCIPAL CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
            During the Three Months Ended March 31, 1998 (unaudited)

                                                                                     Shares
                                                                ------------------------------------------------
                                                                                                       Held
                                                                Additions        Reductions       March 31, 1998
                                                                ---------        ----------       --------------
Affiliated Computer Services, Inc. .......................         63,500(1)                            63,500
Ameritech Corp. ..........................................        155,000(2)                           310,000
Black Hills Corp. ........................................        185,000(2)                           555,000
Corning, Inc. ............................................        110,000                              110,000
Forest Laboratories, Inc. ................................        165,000(2)                           330,000
Fort James Corp. .........................................        350,000                              350,000
IKON Office Solutions, Inc. ..............................        185,000                              185,000
Merck & Co., Inc. ........................................         70,000                              210,000
NationsBank Corp. ........................................        200,000                              200,000
Northern Telecom Ltd. ....................................        190,000(2)                           380,000
Provident Bankshares Corp. ...............................        137,812(2)                           275,624
Tiffany & Co. ............................................         55,000                              150,000
Beckman Instruments, Inc. ................................                            80,000             --
Computer Sciences Corp. ..................................                           136,000             --
Crown Cork & Seal Co., Inc.
  4.50% Conv. Pfd. .......................................                           285,000             --
Illinois Central Corp. ...................................                           206,334(3)          3,666
MedPartners Inc. .........................................                           273,000             --
Olin Corp. ...............................................                           100,000           250,000
SmithKline Beecham plc ADR ...............................                           100,000           260,000

----------------
(1) Includes shares previously listed under "Stock under accumulation" in the Schedule of Investments.
(2) By stock split.
(3) Tender offer of 98% of Illinois Central Corp.


                            ------------------------
                                  COMMON STOCK
                     Listed on the New York Stock Exchange
                            and the Pacific Exchange
              TRANSFER AGENT, REGISTRAR & CUSTODIAN OF SECURITIES
                              The Bank of New York
                               101 Barclay Street
                               New York, NY 10286
          The Bank's Shareholder Relations Department: (800) 432-8224
                  E-mail Address: Shareowner-svcs@bankofny.com
                          THE COMPANY OFFICE ADDRESS:
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
               THE COMPANY WEBSITE ADDRESS: www.adams-express.com
             THE COMPANY E-MAIL ADDRESS: contact@adams-express.com
         THE COMPANY OFFICE TELEPHONE: (410) 752-5900 or (800) 638-2479
                       COUNSEL: Chadbourne & Parke L.L.P.
               INDEPENDENT ACCOUNTANTS: Coopers & Lybrand L.L.P.

                         ANNUAL MEETING OF STOCKHOLDERS
--------------------------------------------------------------------------------

The Annual Meeting of Stockholders was held on March 31, 1998. For those nominated, the following votes were cast for directors:

                                        votes for          votes withheld
                                        ---------          --------------

       (A) Enrique R. Arzac:           42,449,003             488,392

       (B) Allan Comrie:               42,233,827             703,568

       (C) Daniel E. Emerson:          42,348,074             589,321

       (D) Thomas H. Lenagh:           42,083,010             854,385

       (E) W. D. MacCallan:            42,386,870             550,525

       (F) Augustine R. Marusi:        42,116,375             821,020

       (G) W. Perry Neff:              42,387,283             550,112

       (H) Douglas G. Ober:            42,449,453             487,942

       (I) Landon Peters:              42,427,620             509,775

       (J) John J. Roberts:            42,293,083             644,312

       (K) Robert J.M. Wilson:         42,250,852             686,543

A proposal to approve and ratify the selection of Coopers & Lybrand L.L.P. as the firm of independent accountants of the Company for 1998 was approved with 42,255,905 votes for, 286,997 votes against and 394,493 votes abstaining.

                          SHAREHOLDER INFO AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) Three interim distributions on or about March, June and September 1st. (b) A "year-end" payment consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31st, payable in late December. Stockholders may elect to receive this payment in stock or cash. In connection with this payment, all STOCKHOLDERS OF RECORD are sent a dividend announcement notice and an election card in mid-November. The following options are available:

(1) Full shares of stock for the combined income dividend and capital gain distribution to the extent possible.

(2) Full shares of stock for the capital gain distribution to the extent possible. Fractional shares and the income dividend are paid in cash. Without a timely response, stockholders will be paid in accordance with this option.

(3) Both the income dividend and capital gain distribution in cash.

STOCKHOLDERS HOLDING SHARES IN "STREET" OR BROKERAGE ACCOUNTS MAY MAKE ONE OF THE ABOVE ELECTIONS BY NOTIFYING THEIR BROKERAGE HOUSE REPRESENTATIVE.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

FOR REGISTERED STOCKHOLDERS

Stockholders of record of Adams stock have TWO additional ways to increase their investment in the Company.

The Bank of New York's Automatic Dividend Reinvestment Plan provides that its participants' four distributions are automatically invested in additional shares of Adams common stock. New shares acquired are held on a book basis by the Bank.

Additionally, after enrolling in the plan, participants are eligible to make cash payments in any amount from $25.00.

The Bank provides participants with reinvestment confirmations after each dividend or cash payment. The Bank's fee for this service is 10% of the amount received up to a maximum of $2.50 for the interim dividend payments and cash payments. There is no charge for the "year-end" distribution.

The Bank's plan also provides for the deposit of certificate shares into the participants' "book share" account for a one-time charge of $5.00.

A brochure and enrollment card may be obtained by calling the Bank at (800) 432-8224 or by writing to the address below.

WHAT'S NEW IN 1998?

For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Automatic Dividend Reinvestment Plan is now available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in this Plan.

                          -----------------

THE COMPANY                                  THE TRANSFER AGENT
The Adams Express Company                    The Bank of New York
Lawrence L. Hooper, Jr.,                     Shareholder Relations
Secretary and General Counsel                  Dept.-11E
Seven St. Paul Street,                       P.O. Box 11258
  Suite 1140                                 Church Street Station
Baltimore, MD 21202                          New York, NY 10286
(800) 638-2479                               (800) 432-8224
Website:                                     Website:
www.adams-express.com                        http://stock.bankofny.com
E-mail:                                      E-mail:
contact @adams-express.com                   Shareowner-svcs@
                                               bankofny.com